Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 03, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents		$ 0	$ 1,124,492		$ 1,329,433
Maturity term			185 days		185 days
Assets held in the trust account		0	$ 241,144,179		$ 239,042,295
Transaction costs			7,723,148		7,723,148
Cash underwriting fee			250,000		250,000
Other offering costs			$ 573,148		573,148
Fair value of the public warrants				$ 2,185,000	2,185,000
Price per warrant (in Dollars per share)			$ 1
Deferred Fee			$ 6,900,000		6,900,000
Unrecognized tax benefits
Accrued amount for interest and penalties
Change in fair value of PIPE Subscription Agreements liability		0	1,264,969	$ 0	(307,964)
Deferred underwriting fee		0	6,900,000		6,900,000
PIPE Subscription Agreements liability		$ 0	16,539,057		15,274,088
Public Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value of the public warrants	$ 2,185,000
Price per warrant (in Dollars per share)	$ 0.19
Change in fair value of PIPE Subscription Agreements liability			$ 16,539,057		$ 15,274,088